Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 11,765	$ 8,830
EDIP | Time Vesting Shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 3,453	$ 2,040
Weighted average years over which it is expected to be recognized	1 year 10 months 6 days	1 year 8 months 9 days
ELTIP | Time Vesting Shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 3,302	$ 2,988
Weighted average years over which it is expected to be recognized	1 year 10 months 21 days	2 years 8 months 16 days
ELTIP | Performance Shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 5,010	$ 3,802
Weighted average years over which it is expected to be recognized	1 year 9 months 11 days	1 year 9 months 11 days